Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2013	2012	2011
Cost of revenue	8	2	1
Research and development	13	5	2
Selling, general and administrative	67	45	28

	88	52	31

Post-IPO Long Term Incentive Plans [Member]
Summary of Stock Options and Share Rights and Changes

A summary of the status of NXP’s LTIP stock options and share rights and changes during 2013 is presented below.

Stock options

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2013	10,910,114	19.12
Granted	1,712,375	38.87
Exercised	(1,988,954)	16.97
Forfeited	(387,717)	19.86

Outstanding at December 31, 2013	10,245,818	22.82	8.4	237
Exercisable at December 31, 2013	2,590,201	17.72	7.7	73

Summary of Restricted Share Units

Restricted share units

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2013	3,300,123	20.56
Granted	2,137,870	39.23
Vested	(1,414,376)	19.15
Forfeited	(201,722)	20.98

Outstanding at December 31, 2013	3,821,895	31.50

Pre-IPO Management Equity Stock Option Plan [Member]
Summary of Stock Options and Share Rights and Changes

The following table summarizes the information about NXP’s outstanding Pre-IPO MEP Options and changes during 2013.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2013	15,114,216	25.14
Granted	—	—
Exercised	(5,723,264)	18.40
Forfeited	(1,747,246)	26.09
Expired	(2,242,421)	42.10

Outstanding at December 31, 2013	5,401,285	24.93	4.7	78
Exercisable at December 31, 2013	5,359,984	24.95	4.7	77

Financial Performance Conditions [Member] | Post-IPO Long Term Incentive Plans [Member]
Summary of Performance Share Units

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2013	2,408,474	19.55
Granted	547,510	39.59
Vested	(650,193)	17.14
Forfeited	(101,488)	20.32

Outstanding at December 31, 2013	2,204,303	25.21

Market Performance Conditions [Member] | Post-IPO Long Term Incentive Plans [Member]
Summary of Performance Share Units

Market performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2013	—	—
Granted	1,775,000	17.54
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2013	1,775,000	17.54